Subsequent Events (Details) - USD ($)										1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 04, 2025	Jan. 22, 2025	Nov. 06, 2024	Jun. 25, 2024	Jun. 18, 2024	May 06, 2024	Jan. 30, 2024	Dec. 19, 2023	Oct. 21, 2021	Jan. 31, 2025	Jun. 30, 2024 [1]	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Jan. 08, 2025	Dec. 24, 2024
Subsequent Events [Line Items]
Market value of publicly held shares			$ 15,000,000								$ 2,324,696			$ 492,000
Securities offered price										$ 1.56
Total proceeds								$ 5,000,000						17,100,000
Damages amount												$ 15,900,000
Seeking damages							$ 10,000,000					15,900,000		15,900,000
Attorneys fees and interest												1,000,000		$ 15,900,000
Aggregate amount of line of credit						$ 25,000,000
Principal amount of notes												$ 3,000,000
Warrants to purchase of aggregate shares (in Shares)					1,267,728											1
Reverse stock split									1-for-100
Exercise price per share (in Dollars per share)								$ 300				$ 1.95		$ 571
Reverse stock split (in Dollars per share)												$ 0.1416		$ 19,695,305
Subsequent Event [Member]
Subsequent Events [Line Items]
Premium finance		$ 1,069,500
Percentage of cash down payment		40.00%
Percentage of interest rate															8.25%
Stockholder’s equity amount										$ 2,500,000
Shares of common stock (in Shares)										1,049,796
Aggregate shares of common stock (in Shares)										872,000
Aggregate investment										$ 3,000,000
Total proceeds										3,000,000
Subscription price										1,560,000
Gross proceeds					$ 3,000,000					1,440,000
Net proceeds										1,250,000
Other offering expenses										$ 200,000
Damages amount					3,600,000
Incurred indebtednes				$ 3,600,000
Principal amount of notes					$ 3,600,000
Warrants to purchase of aggregate shares (in Shares)					1,267,728
Reverse stock split					52,966,102
Exercise price per share (in Dollars per share)					$ 5.9161
Reverse stock split (in Dollars per share)					$ 0.1416
Minimum [Member]
Subsequent Events [Line Items]
Percentage of interest rate												1.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bear interest rate					15.00%
Maximum [Member]
Subsequent Events [Line Items]
Percentage of interest rate												1.50%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bear interest rate					20.00%
Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock (in Shares)	2,500,000									4,804,491

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.